S000040393 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	152 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.77%	10.64%	5.73%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Columbia Variable Portfolio - Commodity Strategy Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	15.48%	12.76%	6.75%
Performance Inception Date				Apr. 30, 2013
Columbia Variable Portfolio - Commodity Strategy Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	15.30%	12.44%	6.46%
Performance Inception Date				Apr. 30, 2013